Document and Entity Information	Jul. 23, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	CNB FINANCIAL CORP/PA
Amendment Flag	true
Entity Central Index Key	0000736772
Document Type	8-K/A
Document Period End Date	Jul. 23, 2025
Entity Incorporation State Country Code	PA
Entity File Number	001-39472
Entity Tax Identification Number	25-1450605
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16830
City Area Code	(814)
Local Phone Number	765-9621
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported in a Current Report on Form 8-K filed on July 24, 2025 (the “Initial Form 8-K”), on July 23, 2025, pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) by and among CNB Financial Corporation (the “Company” or “CNB”), CNB Bank, the Company’s subsidiary bank (“CNB Bank”), ESSA Bancorp, Inc. (“ESSA”) and ESSA Bank & Trust, ESSA’s subsidiary bank (“ESSA Bank”), (i) ESSA merged with and into CNB, with CNB being the surviving entity, and (ii) ESSA Bank merged with and into CNB Bank, with CNB Bank being the surviving entity (the “Merger”). This Form 8-K/A amends the Initial Form 8-K to include the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K and should be read in conjunction with the Initial Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	CCNE
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 7.125% Series A Non-Cumulative, Perpetual Preferred Stock)
Trading Symbol	CCNEP
Security Exchange Name	NASDAQ